Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring

The following assets and liabilities were measured at fair value on a recurring basis during the period (refer to Note 3 for details relating to derivative instruments):

	As of September 30, 2014
		Fair Value Measurements at Reporting Date Using
(in thousands)	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Derivative instruments, at fair value	$17,101	$17,101	$—	$17,101	$—

Total assets	$17,101	$17,101	$—	$17,101	$—

Liabilities:
Derivative instruments, at fair value	$—	$—	$—	$—	$—

Total liabilities	$—	$—	$—	$—	$—

	As of December 31, 2013
		Fair Value Measurements at Reporting Date Using
(in thousands)	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Derivative instruments, at fair value	$4,921	$4,921	$—	$4,921	$—

Total assets	$4,921	$4,921	$—	$4,921	$—

Liabilities:
Restricted units, at fair value	$36,306	$36,306	$—	$—	$36,306
Derivative instruments, at fair value	965	965	$—	965	$—

Total liabilities	$37,271	$37,271	$—	$965	$36,306

The following liabilities were measured at fair value on a recurring basis during the period (refer to Notes 9 and 11 for details relating to the restricted units and derivative instruments) (in thousands):

		Fair Value Measurements at Reporting Date Using
Description	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Derivative Instruments, at fair value	$4,921	$—	$4,921	$—

Total assets	$4,921	$—	$4,921	$—

Liabilities:
Restricted units, at fair value	$36,306	$—	$—	$36,306
Derivative Instruments, at fair value	965	—	965	—

Total liabilities	$37,271	$—	$965	$36,306

		Fair Value Measurements at Reporting Date Using
Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Restricted units, at fair value	$5,667	$—	$—	$5,667
Derivative Instruments, at fair value	2,260	—	2,260	—

Total liabilities	$7,927	$—	$2,260	$5,667

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(in thousands)	2014	2013
Balance as of January 1,	$36,306	$5,667
Total gain or losses:	—	—
Included in earnings	—	—
Transfers in and/or out of Level 3	—	—
Repurchase of restricted units	—	(2,267)
Converted to shares of common stock	(36,306)	—

Balance as of September 30,	$—	$3,400

Fair Value Measurements Using
Significant Unobservable Inputs (Level 3)
Balance at December 31, 2011	$6,800
Total gain or losses:
Included in earnings	115
Transfers in and/or out of Level 3	—
Repurchase of restricted units	(1,133)
Settlement	(115)

Balance at December 31, 2012	$5,667
Total gain or losses:
Included in earnings	32,906
Transfers in and/or out of Level 3	—
Repurchase of restricted units	(2,267)
Settlement	—

Balance at December 31, 2013	$36,306

Fair Value, by Balance Sheet Grouping

The estimated fair value and carrying amount of long-term debt as reported on the condensed consolidated balance sheets as of September 30, 2014 and December 31, 2013 is shown in the table below (refer to Note 2 for details relating to the borrowing arrangements). The fair value was estimated using Level 2 inputs based on rates reflective of the remaining maturity as well as the Company’s financial position.

	As of September 30, 2014		As of December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-Term Debt (in thousands)
Senior Notes Offering	$900,000	$866,864	$—	$—
Second Lien Term Loan Facility	—	—	293,821	315,284
Senior Secured Revolving Credit Facility	—	—	115,000	115,000
Debentures	—	—	6,890	12,671
NPI Note	—	—	8,028	8,028
Other	1,006	1,006	3,203	3,203

Total	$901,006	$867,870	$426,942	$454,186

The estimated fair value of long-term debt on the consolidated balance sheets at December 31, 2013 and 2012 is shown in the table below (refer to Note 4 for details relating to the borrowing arrangements) (in thousands). The fair value was estimated using Level 3 inputs based on rates reflective of the remaining maturity as well as the Company’s financial position.

Description	2013	2012
Long-term debt, at fair value
Debentures	$12,671	$70,220
Wells Fargo Energy Capital Credit Facility	—	70,000
Second Lien Term Loan Facility	315,284	—
NPI Note	8,028	15,282
Senior Secured Revolving Credit Facility	115,000	—
Other	3,203	4,038

Total	$454,186	$159,540